DREYFUS PREMIER NEW JERSEY MUNICIPAL BOND FUND, INC.
c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166

December 20, 2006

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549
Attention: John C. Grzeskiewicz, Esq.

Re:	Dreyfus Premier New Jersey Municipal Bond Fund, Inc. (the "Fund") Registration Statement on Form N-1A (File Nos. 811-5454; 33-19655)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Act”), the Fund hereby certifies that:

(1)

the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) of the Act would not have differed from that contained in Post-Effective Amendment No. 29 to the Fund’s Registration Statement on Form N-1A; and

(2)	the text of Post-Effective Amendment No. 29 to the Fund’s Registration Statement on Form N-1A was filed electronically on December 15, 2006.

DREYFUS PREMIER NEW JERSEY MUNICIPAL BOND FUND, INC.

By: /s/ Jeff Prusnofsky
       Jeff Prusnofsky
       Assistant Secretary